Significant Transactions (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 27, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 ₪ / shares	Dec. 31, 2022 shares
Significant Transactions (Details) [Line Items]
Gross proceeds (in Dollars) | $		$ 7,800
Exercise price per share (in Dollars per share) | $ / shares	$ 5
Ordinary shares purchased	292,500
Direct and incremental costs (in Dollars) | $		$ 1,418
Convertible preferred shares		7,211,280
Shares authorized		222,000,000		22,000,000
Convertible advance investment amounts (in Dollars) | $		$ 3,657
Ordinary shares conversion price		1,142,856
Conversion price per share (in Dollars per share) | $ / shares		$ 3.2
Public offering price percentage		80.00%
Income recorded (in Dollars) | $		$ 270
Deemed dividend total amount (in Dollars) | $		7
Expenses recorded (in Dollars) | $		$ 106
IPO [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | (per share)	$ 4		₪ 0.05
Gross proceeds (in Dollars) | $	$ 7,800
Direct and incremental costs (in Dollars) | $	$ 1,418
Warrant [Member]
Significant Transactions (Details) [Line Items]
Ordinary shares exercisable	97,500
Minimum [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | ₪ / shares			0.01
Exercise price per share (in Dollars per share) | $ / shares		$ 4
Shares authorized		22,000,000
Maximum [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | ₪ / shares			₪ 0.05
Exercise price per share (in Dollars per share) | $ / shares		$ 5.12
Shares authorized		222,000,000
IBL Spikes Ltd [Member]
Significant Transactions (Details) [Line Items]
Public offering shares	1,950,000
Ordinary shares exercisable		3.2
Public offering price percentage		80.00%
Ordinary shares issued		65,563
Derivative warrant liability amount (in Dollars) | $		$ 194
IBL Spikes Ltd [Member] | IPO [Member]
Significant Transactions (Details) [Line Items]
Public offering shares		1,950,000